Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 644,961	¥ 717,463	¥ 959,930
Purchase	2,126,198	2,093,844	2,062,790
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	162,973	152,256	141,323
Purchase	1,686,392	1,731,349	1,620,755
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	481,988	565,207	818,607
Purchase	¥ 439,806	¥ 362,495	¥ 442,035